FAIR VALUE MEASUREMENTS - Movement in Level 3 liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 0
Warrant liability assumed	149,745
Change in fair value of warrant liability	(56,417)
Balance at end of period	$ 93,328